Note 9 - Short-term investments (Detail) - Short-Term Investments (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term investments	$ 90,318,579	$ 56,584,958
Quoted Securities, At Market Value [Member]
Short-term investments	68,580,354	38,434,951
TimeDepositsWithTenorGreaterThanNinetyDays[Member]
Short-term investments	$ 21,738,225	$ 18,150,007